SCHEDULE OF ANNUAL RENT (Details) - USD ($)					12 Months Ended
	Oct. 01, 2025	Sep. 20, 2024	Apr. 16, 2021	Sep. 05, 2019	Dec. 31, 2025
Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Annual rent			$ 42,000		$ 2,508
Lease Term One [Member] | 10/01/2025 [Member]
Lessee, Lease, Description [Line Items]
Lease term start date				Oct. 01, 2025
Lease Term One [Member] | 9/30/2026 [Member]
Lessee, Lease, Description [Line Items]
Lease term end date		Sep. 30, 2026		Sep. 30, 2026
Lease Term One [Member] | 9/30/2026 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease term end date	Sep. 30, 2026	Sep. 30, 2026
Lease Term One [Member] | 10/01/2025 through 09/30/2026 [Member]
Lessee, Lease, Description [Line Items]
Annual rent				$ 50,008
Lease Term One [Member] | 9/20/2024 [Member]
Lessee, Lease, Description [Line Items]
Lease term start date		Sep. 20, 2024
Lease Term One [Member] | 9/20/2024 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease term start date	Oct. 01, 2025	Sep. 20, 2024
Lease Term One [Member] | 9/20/2024 Through 9/30/2026 [Member]
Lessee, Lease, Description [Line Items]
Annual rent		$ 7,200.00
Lease Term One [Member] | 9/20/2024 Through 9/30/2026 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Annual rent	$ 50,008	$ 7,200.00
Lease Term Two [Member] | 10/1/2026 [Member]
Lessee, Lease, Description [Line Items]
Lease term start date		Oct. 01, 2026		Oct. 01, 2026
Lease Term Two [Member] | 10/1/2026 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease term start date	Oct. 01, 2026	Oct. 01, 2026
Lease Term Two [Member] | 09/30/2027 [Member]
Lessee, Lease, Description [Line Items]
Lease term end date				Sep. 30, 2027
Lease Term Two [Member] | 10/1/2026 through 09/30/2027 [Member]
Lessee, Lease, Description [Line Items]
Annual rent				$ 52,808
Lease Term Two [Member] | 12/31/2027 [Member]
Lessee, Lease, Description [Line Items]
Lease term end date		Dec. 31, 2027
Lease Term Two [Member] | 12/31/2027 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease term end date	Sep. 30, 2027	Dec. 31, 2027
Lease Term Two [Member] | 10/1/2026 Through 12/31/2027 [Member]
Lessee, Lease, Description [Line Items]
Annual rent		$ 7,920.00
Lease Term Two [Member] | 10/1/2026 Through 12/31/2027 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Annual rent	$ 52,808	$ 7,920.00
Lease Term Three [Member] | 10/01/2027 [Member]
Lessee, Lease, Description [Line Items]
Lease term start date				Oct. 01, 2027
Lease Term Three [Member] | 09/30/2028 [Member]
Lessee, Lease, Description [Line Items]
Lease term end date				Sep. 30, 2028
Lease Term Three [Member] | 10/01/2027 through 09/30/2028 [Member]
Lessee, Lease, Description [Line Items]
Annual rent				$ 55,608
Lease Term Three [Member] | 1/1/2028 [Member]
Lessee, Lease, Description [Line Items]
Lease term start date		Jan. 01, 2028
Lease Term Three [Member] | 1/1/2028 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease term start date	Oct. 01, 2027	Jan. 01, 2028
Lease Term Three [Member] | 12/31/2030 [Member]
Lessee, Lease, Description [Line Items]
Lease term end date		Dec. 31, 2030
Lease Term Three [Member] | 12/31/2030 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease term end date	Sep. 30, 2028	Dec. 31, 2030
Lease Term Three [Member] | 1/1/2028 Through 12/31/2030 [Member]
Lessee, Lease, Description [Line Items]
Annual rent		$ 8,712.00
Lease Term Three [Member] | 1/1/2028 Through 12/31/2030 [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Annual rent	$ 55,608	$ 8,712.00